PROVISION FOR INCOME TAXES (Detail Textuals) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2018	May 31, 2017	Aug. 31, 2017	Aug. 31, 2016
Income Tax Disclosure [Abstract]
Net loss	$ (577,857)	$ (96,632)	$ (1,653,378)	$ (119,160)	$ (234,889)	$ (29,690)
Statutory federal income tax rate					34.00%